Prepayments and other current assets - Summary of Prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other current assets
VAT recoverable and refund	$ 62,620	$ 55,403
Prepayments to vendors (Note a)	18,848	46,277
Deferred charges	3,808	7,546
Deposits	2,150	3,746
Others (Note b)	3,448	9,270
Total	$ 90,874	$ 122,242